Revenues (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Revenues
Total revenues	$ 52,168	$ 52,337
Goods
Revenues
Total revenues	46,610	42,362
Services
Revenues
Total revenues	4,580	9,975
Royalties
Revenues
Total revenues	978
Third parties-Distribution
Revenues
Total revenues	46,483	43,189
Third parties-Collaboration
Revenues
Total revenues	3,692	4,835
Related parties
Revenues
Total revenues	1,993	4,313
Innovation Platform
Revenues
Total revenues	5,778	7,417
Innovation Platform | Goods
Revenues
Total revenues	1,959
Innovation Platform | Services
Revenues
Total revenues	2,841	7,417
Innovation Platform | Royalties
Revenues
Total revenues	978
Innovation Platform | Third parties-Distribution
Revenues
Total revenues	1,959
Innovation Platform | Third parties-Collaboration
Revenues
Total revenues	3,692	4,835
Innovation Platform | Related parties
Revenues
Total revenues	127	2,582
Commercial Platform
Revenues
Total revenues	46,390	44,920
Commercial Platform | Goods
Revenues
Total revenues	44,651	42,362
Commercial Platform | Services
Revenues
Total revenues	1,739	2,558
Commercial Platform | Third parties-Distribution
Revenues
Total revenues	44,524	43,189
Commercial Platform | Related parties
Revenues
Total revenues	$ 1,866	$ 1,731